Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000009912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 14,943	$ 14,943	$ 14,943	$ 12,897	$ 12,277	$ 14,276	$ 12,522	$ 12,537	$ 11,512	$ 11,312	$ 9,857	$ 9,718	$ 9,450
Average Annual Return, Percent	9.50%	2.41%	4.10%
C000009912 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	15.87%	3.57%	4.69%
C000009914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	14.01%	2.82%	3.94%
C000009914 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 14,717	$ 14,717	$ 14,717	12,797	12,269	14,378	12,699	12,805	11,843	11,727	10,291	10,215	10,000
Average Annual Return, Percent	15.01%	2.82%	3.94%
C000155857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,273	$ 16,273	$ 16,273	14,000	13,288	15,414	13,472	13,446	12,307	12,060	10,486	10,300	10,000
Average Annual Return, Percent	16.24%	3.89%	4.99%
C000040927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,382	$ 15,382	$ 15,382	13,315	12,716	14,833	13,040	13,087	12,050	11,878	10,383	10,262	10,000
Average Annual Return, Percent	15.52%	3.28%	4.40%
C000040928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,793	$ 15,793	$ 15,793	13,631	12,981	15,108	13,255	13,272	12,189	11,981	10,441	10,290	10,000
Average Annual Return, Percent	15.85%	3.54%	4.68%
C000040929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,271	$ 16,271	$ 16,271	14,003	13,296	15,424	13,488	13,474	12,337	12,092	10,506	10,319	10,000
Average Annual Return, Percent	16.20%	3.84%	4.99%
C000200563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,420	$ 16,420	$ 16,420	14,120	13,388	15,510	13,553	13,519	12,365	12,108	10,514	10,322	10,000
Average Annual Return, Percent	16.29%	3.96%	5.08%
C000009915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 408,202	$ 408,202	$ 408,202	351,305	333,698	387,017	338,440	337,656	309,049	302,704	262,858	258,040	250,000
Average Annual Return, Percent	16.20%	3.87%	5.03%
C000185693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,638,268	$ 1,638,268	$ 1,638,268	1,407,637	1,335,433	1,546,962	1,351,409	1,347,872	1,232,720	1,207,115	1,048,572	1,030,046	1,000,000
Average Annual Return, Percent	16.32%	3.98%	5.06%
C000009932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 21,126	$ 21,126	$ 21,126	17,535	18,479	21,327	17,363	14,213	12,687	12,215	9,829	10,696	9,450
Average Annual Return, Percent	13.85%	7.03%	7.77%
C000009932 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	20.48%	8.25%	8.38%
C000009934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	18.52%	7.42%	7.56%
C000009934 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 20,734	$ 20,734	$ 20,734	17,347	18,423	21,421	17,572	14,497	13,041	12,649	10,253	11,240	10,000
Average Annual Return, Percent	19.52%	7.42%	7.56%
C000035170 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,968	$ 22,968	$ 22,968	19,017	19,988	23,003	18,678	15,249	13,572	13,031	10,459	11,351	10,000
Average Annual Return, Percent	20.78%	8.54%	8.67%
C000040933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 21,633	$ 21,633	$ 21,633	18,019	19,053	22,067	18,027	14,807	13,262	12,807	10,339	11,285	10,000
Average Annual Return, Percent	20.05%	7.88%	8.02%
C000040934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 22,307	$ 22,307	$ 22,307	18,520	19,518	22,538	18,357	15,032	13,422	12,923	10,403	11,319	10,000
Average Annual Return, Percent	20.45%	8.21%	8.35%
C000040935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 22,962	$ 22,962	$ 22,962	19,011	19,987	23,008	18,684	15,255	13,582	13,040	10,464	11,352	10,000
Average Annual Return, Percent	20.78%	8.52%	8.67%
C000211746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 23,201	$ 23,201	$ 23,201	19,189	20,147	23,166	18,794	15,328	13,634	13,079	10,487	11,364	10,000
Average Annual Return, Percent	20.88%	8.64%	8.78%
C000009935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 577,269	$ 577,269	$ 577,269	477,893	502,316	578,286	469,495	383,119	340,847	326,984	262,165	284,103	250,000
Average Annual Return, Percent	20.79%	8.54%	8.73%
C000185697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,314,328	$ 2,314,328	$ 2,314,328	1,913,905	2,009,324	2,310,898	1,874,436	1,529,071	1,359,394	1,303,855	1,045,913	1,135,078	1,000,000
Average Annual Return, Percent	20.92%	8.64%	8.75%
C000009944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 17,881	$ 17,881	$ 17,881	13,967	13,297	16,164	12,597	12,124	10,997	10,966	9,173	9,302	9,450
Average Annual Return, Percent	20.98%	6.87%	5.98%
C000009944 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	28.02%	8.08%	6.58%
C000009946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	25.98%	7.20%	5.76%
C000009946 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 17,506	$ 17,506	$ 17,506	13,786	13,238	16,219	12,747	12,364	11,308	11,354	9,567	9,774	10,000
Average Annual Return, Percent	26.98%	7.20%	5.76%
C000035171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,481	$ 19,481	$ 19,481	15,185	14,421	17,467	13,586	13,035	11,792	11,721	9,775	9,877	10,000
Average Annual Return, Percent	28.29%	8.37%	6.90%
C000040939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 18,314	$ 18,314	$ 18,314	14,355	13,714	16,724	13,081	12,622	11,494	11,501	9,644	9,809	10,000
Average Annual Return, Percent	27.58%	7.73%	6.24%
C000040940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 18,853	$ 18,853	$ 18,853	14,745	14,036	17,060	13,310	12,808	11,628	11,600	9,702	9,840	10,000
Average Annual Return, Percent	27.86%	8.04%	6.55%
C000040941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,452	$ 19,452	$ 19,452	15,152	14,398	17,436	13,560	13,005	11,776	11,711	9,761	9,865	10,000
Average Annual Return, Percent	28.38%	8.38%	6.88%
C000185699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,964,139	$ 1,964,139	$ 1,964,139	1,527,914	1,449,588	1,754,519	1,362,881	1,306,537	1,180,810	1,173,089	977,549	987,670	1,000,000
Average Annual Return, Percent	28.55%	8.50%	6.98%
C000009977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 20,084	$ 20,084	$ 20,084	16,254	16,764	22,300	16,456	15,455	13,448	12,976	10,058	10,138	9,450
Average Annual Return, Percent	16.77%	4.19%	7.22%
C000009977 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	23.56%	5.38%	7.83%
C000009979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	21.49%	4.56%	7.01%
C000009979 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 19,697	$ 19,697	$ 19,697	16,081	16,704	22,387	16,645	15,758	13,811	13,430	10,486	10,646	10,000
Average Annual Return, Percent	22.49%	4.56%	7.01%
C000074606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,777	$ 21,777	$ 21,777	17,582	18,079	23,988	17,665	16,549	14,360	13,820	10,690	10,752	10,000
Average Annual Return, Percent	23.86%	5.64%	8.09%
C000077363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 20,523	$ 20,523	$ 20,523	16,669	17,257	23,035	17,059	16,080	14,039	13,599	10,576	10,691	10,000
Average Annual Return, Percent	23.12%	5.00%	7.45%
C000077364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 21,186	$ 21,186	$ 21,186	17,155	17,697	23,543	17,382	16,333	14,216	13,726	10,644	10,726	10,000
Average Annual Return, Percent	23.50%	5.33%	7.79%
C000077365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,820	$ 21,820	$ 21,820	17,622	18,124	24,043	17,700	16,578	14,387	13,848	10,709	10,759	10,000
Average Annual Return, Percent	23.83%	5.65%	8.11%
C000148293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 22,038	$ 22,038	$ 22,038	17,775	18,267	24,212	17,804	16,662	14,443	13,890	10,730	10,769	10,000
Average Annual Return, Percent	23.99%	5.75%	8.22%
C000009980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 548,627	$ 548,627	$ 548,627	442,906	455,647	604,166	444,384	416,062	360,790	347,087	268,169	269,143	250,000
Average Annual Return, Percent	23.87%	5.69%	8.18%
C000185713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,194,693	$ 2,194,693	$ 2,194,693	1,770,197	1,819,056	2,411,354	1,772,972	1,659,234	1,438,253	1,383,327	1,068,982	1,075,161	1,000,000
Average Annual Return, Percent	23.98%	5.75%	8.18%
C000009981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 20,153	$ 20,153	$ 20,153	15,492	15,485	16,188	10,865	12,469	11,060	11,588	9,683	9,665	9,450
Average Annual Return, Percent	22.93%	8.84%	7.26%
C000009981 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	30.09%	10.08%	7.87%
C000009983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	28.09%	9.22%	7.05%
C000009983 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 19,770	$ 19,770	$ 19,770	15,315	15,432	16,255	10,996	12,719	11,357	11,988	10,103	10,145	10,000
Average Annual Return, Percent	29.09%	9.22%	7.05%
C000089745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,959	$ 21,959	$ 21,959	16,833	16,775	17,485	11,697	13,381	11,820	12,348	10,306	10,257	10,000
Average Annual Return, Percent	30.46%	10.41%	8.18%
C000089746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 20,699	$ 20,699	$ 20,699	15,959	16,013	16,782	11,296	13,001	11,565	12,153	10,191	10,197	10,000
Average Annual Return, Percent	29.70%	9.75%	7.55%
C000089743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 21,339	$ 21,339	$ 21,339	16,399	16,405	17,143	11,506	13,207	11,712	12,265	10,257	10,226	10,000
Average Annual Return, Percent	30.13%	10.07%	7.87%
C000089744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,996	$ 21,996	$ 21,996	16,860	16,805	17,511	11,721	13,411	11,853	12,388	10,318	10,262	10,000
Average Annual Return, Percent	30.46%	10.40%	8.20%
C000237833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 22,163	$ 22,163	$ 22,163	16,975	16,902	17,590	11,755	13,436	11,861	12,379	10,306	10,257	10,000
Average Annual Return, Percent	30.56%	10.53%	8.28%
C000009984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 552,426	$ 552,426	$ 552,426	423,558	422,310	440,051	294,373	336,631	297,290	310,412	258,460	256,829	250,000
Average Annual Return, Percent	30.42%	10.41%	8.25%
C000185715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,215,608	$ 2,215,608	$ 2,215,608	1,696,998	1,689,657	1,759,042	1,175,525	1,343,576	1,186,147	1,237,948	1,030,628	1,025,677	1,000,000
Average Annual Return, Percent	30.56%	10.52%	8.28%
C000009993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 19,149	$ 19,149	$ 19,149	14,555	15,188	16,664	10,248	11,996	11,595	11,480	9,319	9,340	9,450
Average Annual Return, Percent	24.32%	8.57%	6.71%
C000009993 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	31.56%	9.80%	7.32%
C000009995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	29.54%	8.99%	6.52%
C000009995 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 18,804	$ 18,804	$ 18,804	14,405	15,154	16,751	10,373	12,225	11,916	11,884	9,722	9,814	10,000
Average Annual Return, Percent	30.54%	8.99%	6.52%
C000155858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,891	$ 20,891	$ 20,891	15,831	16,481	18,024	11,044	12,875	12,407	12,245	9,912	9,907	10,000
Average Annual Return, Percent	31.96%	10.16%	7.65%
C000105487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,912	$ 19,912	$ 19,912	15,167	15,856	17,433	10,719	12,568	12,166	12,068	9,828	9,871	10,000
Average Annual Return, Percent	31.29%	9.64%	7.13%
C000105488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,448	$ 20,448	$ 20,448	15,530	16,190	17,751	10,901	12,744	12,311	12,180	9,894	9,903	10,000
Average Annual Return, Percent	31.67%	9.92%	7.42%
C000105489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,069	$ 21,069	$ 21,069	15,960	16,591	18,127	11,098	12,936	12,460	12,289	9,940	9,925	10,000
Average Annual Return, Percent	32.01%	10.25%	7.74%
C000200565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,234	$ 21,234	$ 21,234	16,069	16,675	18,217	11,142	12,981	12,483	12,308	9,959	9,929	10,000
Average Annual Return, Percent	32.14%	10.34%	7.82%
C000009996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 529,105	$ 529,105	$ 529,105	400,715	416,042	454,790	278,373	324,362	312,078	307,697	248,985	248,255	250,000
Average Annual Return, Percent	32.04%	10.28%	7.79%
C000185717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,113,993	$ 2,113,993	$ 2,113,993	1,598,691	1,659,439	1,812,782	1,108,529	1,292,302	1,242,733	1,225,354	991,213	990,740	1,000,000
Average Annual Return, Percent	32.23%	10.34%	7.77%
C000009997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 15,656	$ 15,656	$ 15,656	12,689	12,186	14,651	12,136	11,684	10,649	10,679	9,285	9,272	9,450
Average Annual Return, Percent	16.60%	4.83%	4.58%
C000009997 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	23.38%	6.03%	5.18%
C000009999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	21.32%	5.17%	4.36%
C000009999 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 15,325	$ 15,325	$ 15,325	12,528	12,127	14,698	12,280	11,912	10,932	11,051	9,673	9,741	10,000
Average Annual Return, Percent	22.32%	5.17%	4.36%
C000035176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,033	$ 17,033	$ 17,033	13,773	13,191	15,815	13,069	12,548	11,399	11,408	9,885	9,844	10,000
Average Annual Return, Percent	23.67%	6.30%	5.47%
C000040966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 16,016	$ 16,016	$ 16,016	13,023	12,549	15,147	12,595	12,159	11,116	11,197	9,762	9,783	10,000
Average Annual Return, Percent	22.98%	5.67%	4.82%
C000040967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 16,490	$ 16,490	$ 16,490	13,362	12,844	15,457	12,814	12,333	11,247	11,284	9,813	9,809	10,000
Average Annual Return, Percent	23.42%	5.98%	5.13%
C000040968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 17,008	$ 17,008	$ 17,008	13,743	13,153	15,781	13,045	12,527	11,377	11,390	9,872	9,835	10,000
Average Annual Return, Percent	23.75%	6.31%	5.45%
C000185719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,714,552	$ 1,714,552	$ 1,714,552	1,384,049	1,324,236	1,587,392	1,310,905	1,256,661	1,141,577	1,140,762	988,505	984,426	1,000,000
Average Annual Return, Percent	23.88%	6.41%	5.54%
C000010012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 19,882	$ 19,882	$ 19,882	14,899	16,310	23,367	17,907	13,436	11,783	10,791	8,355	8,862	9,450
Average Annual Return, Percent	26.11%	6.94%	7.11%
C000010012 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	33.45%	8.15%	7.72%
C000010014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	31.30%	7.26%	6.88%
C000010014 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 19,443	$ 19,443	$ 19,443	14,697	16,221	23,426	18,105	13,697	12,105	11,173	8,716	9,313	10,000
Average Annual Return, Percent	32.30%	7.26%	6.88%
C000035177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,623	$ 21,623	$ 21,623	16,149	17,622	25,180	19,244	14,398	12,584	11,497	8,885	9,397	10,000
Average Annual Return, Percent	33.90%	8.47%	8.02%
C000040969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 20,517	$ 20,517	$ 20,517	15,416	16,930	24,335	18,714	14,074	12,368	11,355	8,808	9,354	10,000
Average Annual Return, Percent	33.10%	7.83%	7.45%
C000040970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 21,155	$ 21,155	$ 21,155	15,847	17,347	24,857	19,053	14,289	12,518	11,458	8,862	9,385	10,000
Average Annual Return, Percent	33.49%	8.16%	7.78%
C000040971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,786	$ 21,786	$ 21,786	16,275	17,765	25,381	19,397	14,504	12,670	11,562	8,917	9,412	10,000
Average Annual Return, Percent	33.86%	8.48%	8.10%
C000148294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,983	$ 21,983	$ 21,983	16,399	17,879	25,511	19,479	14,553	12,709	11,589	8,932	9,420	10,000
Average Annual Return, Percent	34.05%	8.60%	8.20%
C000010015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 546,482	$ 546,482	$ 546,482	407,953	445,352	636,651	486,304	363,713	317,605	289,619	223,299	235,507	250,000
Average Annual Return, Percent	33.96%	8.48%	8.13%
C000185723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,183,052	$ 2,183,052	$ 2,183,052	1,629,027	1,775,795	2,534,494	1,935,040	1,446,063	1,262,136	1,151,280	888,470	939,709	1,000,000
Average Annual Return, Percent	34.01%	8.59%	8.12%
C000010038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 24,203	$ 24,203	$ 24,203	17,993	17,171	20,871	15,595	14,357	12,349	11,884	9,752	9,847	9,450
Average Annual Return, Percent	27.11%	9.76%	9.24%
C000010038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	34.51%	11.01%	9.86%
C000010040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	32.45%	10.13%	9.03%
C000010040 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 23,742	$ 23,742	$ 23,742	17,790	17,117	20,970	15,793	14,654	12,697	12,310	10,176	10,347	10,000
Average Annual Return, Percent	33.45%	10.13%	9.03%
C000035178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 26,334	$ 26,334	$ 26,334	19,528	18,589	22,533	16,794	15,415	13,221	12,690	10,384	10,453	10,000
Average Annual Return, Percent	34.85%	11.30%	10.17%
C000040984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 24,743	$ 24,743	$ 24,743	18,461	17,683	21,573	16,181	14,947	12,902	12,458	10,256	10,387	10,000
Average Annual Return, Percent	34.03%	10.61%	9.48%
C000040985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 25,519	$ 25,519	$ 25,519	18,981	18,125	22,042	16,484	15,180	13,058	12,572	10,320	10,418	10,000
Average Annual Return, Percent	34.45%	10.95%	9.82%
C000040986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 26,294	$ 26,294	$ 26,294	19,503	18,565	22,510	16,782	15,407	13,215	12,685	10,380	10,449	10,000
Average Annual Return, Percent	34.82%	11.28%	10.15%
C000148295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 26,549	$ 26,549	$ 26,549	19,668	18,706	22,656	16,874	15,476	13,262	12,717	10,396	10,455	10,000
Average Annual Return, Percent	34.99%	11.40%	10.26%
C000010041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 660,525	$ 660,525	$ 660,525	489,823	466,352	565,520	421,522	386,815	331,593	317,986	260,065	261,497	250,000
Average Annual Return, Percent	34.85%	11.30%	10.20%
C000185725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,651,397	$ 2,651,397	$ 2,651,397	1,964,034	1,868,198	2,262,268	1,684,731	1,545,561	1,324,212	1,269,904	1,038,434	1,045,275	1,000,000
Average Annual Return, Percent	35.00%	11.40%	10.24%
C000010054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 13,215	$ 13,215	$ 13,215	11,190	10,893	12,881	11,488	11,042	10,104	10,164	9,281	9,166	9,450
Average Annual Return, Percent	11.60%	2.49%	2.83%
C000010054 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	18.10%	3.66%	3.41%
C000010056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	16.05%	2.86%	2.61%
C000010056 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 12,941	$ 12,941	$ 12,941	11,056	10,832	12,926	11,615	11,239	10,367	10,512	9,662	9,630	10,000
Average Annual Return, Percent	17.05%	2.86%	2.61%
C000035181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,343	$ 14,343	$ 14,343	12,120	11,757	13,875	12,336	11,830	10,804	10,846	9,867	9,726	10,000
Average Annual Return, Percent	18.35%	3.93%	3.67%
C000040996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,537	$ 13,537	$ 13,537	11,510	11,233	13,341	11,929	11,513	10,573	10,658	9,759	9,664	10,000
Average Annual Return, Percent	17.61%	3.29%	3.07%
C000040997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 13,951	$ 13,951	$ 13,951	11,824	11,516	13,636	12,156	11,694	10,708	10,762	9,822	9,698	10,000
Average Annual Return, Percent	17.99%	3.59%	3.39%
C000040998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,377	$ 14,377	$ 14,377	12,145	11,795	13,915	12,372	11,866	10,830	10,865	9,878	9,727	10,000
Average Annual Return, Percent	18.38%	3.91%	3.70%
C000249771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 358,577	$ 358,577	$ 358,577	302,989	293,936	346,882	308,388	295,738	270,110	271,156	246,679	243,159	250,000
Average Annual Return, Percent	(0.61%)	3.93%	3.67%
C000185731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,445,071	$ 1,445,071	$ 1,445,071	1,220,029	1,182,444	1,393,862	1,239,184	1,186,183	1,082,112	1,084,625	986,715	972,634	1,000,000
Average Annual Return, Percent	18.45%	4.03%	3.75%
C000010057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 30,609	$ 30,609	$ 30,609	22,422	21,000	24,938	18,091	16,360	14,030	12,823	10,593	10,466	9,450
Average Annual Return, Percent	29.01%	12.07%	11.84%
C000010057 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	36.51%	13.35%	12.47%
C000010059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	34.49%	12.50%	11.64%
C000010059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 30,079	$ 30,079	$ 30,079	22,201	20,946	25,065	18,314	16,688	14,422	13,278	11,047	10,995	10,000
Average Annual Return, Percent	35.49%	12.50%	11.64%
C000155859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 33,197	$ 33,197	$ 33,197	24,258	22,668	26,849	19,429	17,524	14,989	13,661	11,256	11,094	10,000
Average Annual Return, Percent	36.85%	13.63%	12.75%
C000040999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 31,290	$ 31,290	$ 31,290	23,009	21,631	25,786	18,770	17,038	14,665	13,452	11,144	11,046	10,000
Average Annual Return, Percent	35.99%	12.93%	12.08%
C000041000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 32,364	$ 32,364	$ 32,364	23,719	22,216	26,386	19,146	17,314	14,850	13,577	11,216	11,082	10,000
Average Annual Return, Percent	36.44%	13.33%	12.46%
C000041001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 33,245	$ 33,245	$ 33,245	24,299	22,701	26,892	19,463	17,557	15,019	13,693	11,278	11,110	10,000
Average Annual Return, Percent	36.82%	13.62%	12.76%
C000155860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 33,531	$ 33,531	$ 33,531	24,482	22,850	27,043	19,552	17,622	15,060	13,716	11,287	11,115	10,000
Average Annual Return, Percent	36.96%	13.73%	12.86%
C000010060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 834,255	$ 834,255	$ 834,255	609,655	569,490	674,433	488,023	440,115	376,360	342,870	282,269	277,875	250,000
Average Annual Return, Percent	36.84%	13.64%	12.81%
C000179839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 3,343,333	$ 3,343,333	$ 3,343,333	2,441,065	2,278,529	2,696,718	1,949,508	1,756,858	1,501,587	1,367,578	1,125,618	1,109,355	1,000,000
Average Annual Return, Percent	36.96%	13.73%	12.83%
C000010061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 25,718	$ 25,718	$ 25,718	20,117	19,640	20,919	14,328	14,651	12,880	12,339	10,081	9,682	9,450
Average Annual Return, Percent	20.81%	10.65%	9.91%
C000010061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	27.84%	11.91%	10.53%
C000010063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	25.84%	11.04%	9.69%
C000010063 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 25,215	$ 25,215	$ 25,215	19,880	19,559	20,992	14,485	14,935	13,226	12,769	10,506	10,170	10,000
Average Annual Return, Percent	26.84%	11.04%	9.69%
C000035182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,886	$ 27,886	$ 27,886	21,761	21,197	22,516	15,381	15,690	13,754	13,138	10,710	10,267	10,000
Average Annual Return, Percent	28.15%	12.19%	10.80%
C000041002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 26,256	$ 26,256	$ 26,256	20,619	20,206	21,599	14,852	15,240	13,447	12,926	10,597	10,212	10,000
Average Annual Return, Percent	27.34%	11.49%	10.13%
C000041003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 27,068	$ 27,068	$ 27,068	21,191	20,709	22,069	15,124	15,473	13,608	13,045	10,662	10,242	10,000
Average Annual Return, Percent	27.73%	11.83%	10.47%
C000041004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 27,902	$ 27,902	$ 27,902	21,783	21,216	22,540	15,402	15,711	13,775	13,163	10,726	10,273	10,000
Average Annual Return, Percent	28.09%	12.17%	10.81%
C000148297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 28,156	$ 28,156	$ 28,156	21,961	21,366	22,682	15,480	15,775	13,818	13,191	10,739	10,279	10,000
Average Annual Return, Percent	28.21%	12.29%	10.91%
C000010064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 701,673	$ 701,673	$ 701,673	547,650	533,366	566,324	386,659	394,187	345,476	329,914	268,637	257,063	250,000
Average Annual Return, Percent	28.12%	12.22%	10.87%
C000185733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,808,600	$ 2,808,600	$ 2,808,600	2,190,000	2,130,468	2,261,705	1,543,311	1,573,021	1,378,031	1,315,261	1,070,987	1,026,714	1,000,000
Average Annual Return, Percent	28.25%	12.29%	10.88%
C000010065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 23,307	$ 23,307	$ 23,307	18,689	18,953	18,930	13,575	14,241	12,505	12,444	10,326	9,729	9,450
Average Annual Return, Percent	17.85%	9.11%	8.83%
C000010065 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	24.71%	10.35%	9.45%
C000010067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	22.77%	9.51%	8.63%
C000010067 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 22,876	$ 22,876	$ 22,876	18,484	18,887	19,008	13,743	14,525	12,854	12,882	10,775	10,218	10,000
Average Annual Return, Percent	23.77%	9.51%	8.63%
C000035183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,263	$ 25,263	$ 25,263	20,203	20,453	20,371	14,582	15,260	13,366	13,264	10,983	10,318	10,000
Average Annual Return, Percent	25.05%	10.61%	9.71%
C000041005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 23,783	$ 23,783	$ 23,783	19,139	19,484	19,532	14,069	14,805	13,046	13,030	10,853	10,261	10,000
Average Annual Return, Percent	24.27%	9.94%	9.05%
C000041006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 24,504	$ 24,504	$ 24,504	19,660	19,955	19,951	14,327	15,036	13,207	13,151	10,923	10,292	10,000
Average Annual Return, Percent	24.64%	10.26%	9.38%
C000041007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 25,262	$ 25,262	$ 25,262	20,199	20,446	20,376	14,581	15,261	13,370	13,267	10,985	10,322	10,000
Average Annual Return, Percent	25.06%	10.61%	9.71%
C000148298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,509	$ 25,509	$ 25,509	20,383	20,609	20,509	14,668	15,333	13,417	13,306	11,005	10,327	10,000
Average Annual Return, Percent	25.15%	10.72%	9.82%
C000010068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 634,637	$ 634,637	$ 634,637	507,546	513,416	511,580	366,013	382,844	335,203	332,566	275,118	258,158	250,000
Average Annual Return, Percent	25.04%	10.64%	9.76%
C000185735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,545,406	$ 2,545,406	$ 2,545,406	2,033,547	2,055,697	2,046,355	1,463,663	1,529,599	1,338,927	1,327,636	1,098,346	1,031,759	1,000,000
Average Annual Return, Percent	25.17%	10.72%	9.79%
C000034969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 16,486	$ 16,486	$ 16,486	13,827	13,698	15,500	13,139	12,913	11,339	11,470	10,319	9,618	9,450
Average Annual Return, Percent	12.68%	3.83%	5.13%
C000034969 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	19.24%	5.01%	5.72%
C000034971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	17.34%	4.22%	4.94%
C000034971 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 16,190	$ 16,190	$ 16,190	13,680	13,649	15,569	13,289	13,168	11,644	11,870	10,755	10,101	10,000
Average Annual Return, Percent	18.34%	4.22%	4.94%
C000085296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,894	$ 17,894	$ 17,894	14,961	14,786	16,690	14,114	13,845	12,120	12,228	10,976	10,204	10,000
Average Annual Return, Percent	19.60%	5.26%	5.99%
C000089747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 16,845	$ 16,845	$ 16,845	14,173	14,095	16,011	13,625	13,442	11,839	12,018	10,848	10,140	10,000
Average Annual Return, Percent	18.85%	4.62%	5.35%
C000089748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 17,356	$ 17,356	$ 17,356	14,562	14,439	16,354	13,867	13,649	11,986	12,130	10,918	10,170	10,000
Average Annual Return, Percent	19.19%	4.92%	5.67%
C000089749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 17,856	$ 17,856	$ 17,856	14,940	14,769	16,674	14,100	13,828	12,115	12,226	10,971	10,203	10,000
Average Annual Return, Percent	19.51%	5.25%	5.97%
C000148299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,025	$ 18,025	$ 18,025	15,065	14,879	16,777	14,178	13,893	12,161	12,251	10,990	10,209	10,000
Average Annual Return, Percent	19.65%	5.35%	6.07%
C000034972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 447,904	$ 447,904	$ 447,904	374,782	370,316	418,059	353,668	346,878	303,845	306,264	274,774	255,242	250,000
Average Annual Return, Percent	19.51%	5.25%	6.00%
C000185737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,801,313	$ 1,801,313	$ 1,801,313	1,505,118	1,486,269	1,676,059	1,416,437	1,387,528	1,214,561	1,223,696	1,097,560	1,020,352	1,000,000
Average Annual Return, Percent	19.68%	5.36%	6.06%
C000048992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 19,446	$ 19,446	$ 19,446	15,622	15,174	17,588	14,009	13,344	11,711	11,462	9,944	9,675	9,450
Average Annual Return, Percent	17.64%	6.61%	6.88%
C000048992 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	24.48%	7.82%	7.48%
C000048994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	22.44%	7.00%	6.66%
C000048994 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 19,062	$ 19,062	$ 19,062	15,442	15,118	17,651	14,175	13,594	12,024	11,859	10,361	10,164	10,000
Average Annual Return, Percent	23.44%	7.00%	6.66%
C000059904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,076	$ 21,076	$ 21,076	16,902	16,379	18,936	15,052	14,301	12,505	12,221	10,569	10,264	10,000
Average Annual Return, Percent	24.70%	8.07%	7.74%
C000068458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,836	$ 19,836	$ 19,836	15,988	15,604	18,131	14,512	13,871	12,214	11,998	10,443	10,203	10,000
Average Annual Return, Percent	24.06%	7.42%	7.09%
C000068459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,441	$ 20,441	$ 20,441	16,431	15,985	18,516	14,775	14,079	12,359	12,104	10,503	10,233	10,000
Average Annual Return, Percent	24.40%	7.74%	7.41%
C000068460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,005	$ 21,005	$ 21,005	16,829	16,320	18,865	15,010	14,253	12,513	12,233	10,576	10,265	10,000
Average Annual Return, Percent	24.82%	8.06%	7.70%
C000185739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,123,788	$ 2,123,788	$ 2,123,788	1,701,406	1,645,355	1,900,322	1,509,002	1,433,986	1,252,756	1,222,094	1,056,871	1,026,421	1,000,000
Average Annual Return, Percent	24.83%	8.17%	7.82%
C000089178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 12,459	$ 12,459	$ 12,459	11,512	10,794	11,250	8,163	9,055	9,030	9,119	8,393	7,824	9,450
Average Annual Return, Percent	2.28%	5.39%	2.22%
C000089178 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	8.23%	6.59%	2.80%
C000089179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.52%	5.80%	2.04%
C000089179 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 12,233	$ 12,233	$ 12,233	11,377	10,751	11,298	8,253	9,226	9,272	9,433	8,742	8,216	10,000
Average Annual Return, Percent	7.52%	5.80%	2.04%
C000089173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,537	$ 13,537	$ 13,537	12,477	11,669	12,142	8,779	9,701	9,656	9,722	8,925	8,302	10,000
Average Annual Return, Percent	8.49%	6.89%	3.07%
C000089174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 12,862	$ 12,862	$ 12,862	11,905	11,183	11,698	8,505	9,453	9,452	9,572	8,828	8,261	10,000
Average Annual Return, Percent	8.04%	6.35%	2.55%
C000089175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 13,236	$ 13,236	$ 13,236	12,215	11,456	11,943	8,654	9,596	9,571	9,650	8,877	8,282	10,000
Average Annual Return, Percent	8.36%	6.64%	2.84%
C000089176 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 13,585	$ 13,585	$ 13,585	12,508	11,690	12,160	8,789	9,721	9,669	9,735	8,930	8,303	10,000
Average Annual Return, Percent	8.62%	6.92%	3.11%
C000236153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,649	$ 13,649	$ 13,649	12,568	11,738	12,201	8,821	9,746	9,680	9,746	8,941	8,306	10,000
Average Annual Return, Percent	8.60%	6.97%	3.16%
C000089177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 341,630	$ 341,630	$ 341,630	314,228	293,475	305,030	220,533	243,639	242,010	243,648	223,517	207,657	250,000
Average Annual Return, Percent	8.72%	6.99%	3.17%
C000185751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,362,574	$ 1,362,574	$ 1,362,574	1,253,283	1,171,973	1,218,064	879,800	971,359	966,019	972,242	892,506	830,177	1,000,000
Average Annual Return, Percent	8.72%	7.00%	3.14%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	$ 33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	$ 11,593	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Russell 3000 C000009977 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009979 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000077365 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000185713 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000074606 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000148293 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009980 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000077363 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000077364 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000185715 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000089745 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000089744 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009981 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009983 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000237833 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000089743 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009984 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000089746 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000155858 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009993 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000105487 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009995 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000009996 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000105488 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000105489 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000200565 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000185717 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	$ 15,972	$ 15,972	12,847	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
Average Annual Return, Percent	24.33%	5.78%	4.79%
Russell 3000 C000010012 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000035177 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000040970 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000010014 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000040971 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000185723 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000148294 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000010015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 C000040969 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,206	$ 33,206	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Average Annual Return, Percent	38.07%	15.00%	12.75%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 9,921	$ 9,921	$ 9,921	10,040	10,347	9,309	6,467	7,087	7,275	7,404	7,234	7,428	10,000
Average Annual Return, Percent	32.79%	11.08%	9.06%
Bloomberg US Aggregate Bond C000185693 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000155857 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040929 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040927 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000009912 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040928 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000200563 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000009915 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000009914 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Blended Benchmark S000003571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	22.30%	6.81%	6.79%
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Account Value	$ 26,071	$ 26,071	$ 26,071	21,719	22,920	23,094	17,296	15,605	14,458	12,875	10,439	10,818	10,000
Average Annual Return, Percent	20.04%	10.81%	10.06%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	$ 32,298	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Average Annual Return, Percent	37.86%	14.60%	12.44%
MSCI ACWI ex USA C000009944 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI ACWI ex USA C000009946 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI ACWI ex USA C000035171 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI ACWI ex USA C000040939 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI ACWI ex USA C000040940 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI ACWI ex USA C000040941 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
MSCI ACWI ex USA C000185699 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%	5.78%	4.79%
Blended Benchmark S000003579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	28.67%	9.54%	8.47%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 25,602	$ 25,602	$ 25,602	19,251	19,458	21,996	14,772	14,944	13,708	13,569	10,989	10,342	10,000
Average Annual Return, Percent	32.99%	11.37%	9.86%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 28,880	$ 28,880	$ 28,880	20,826	20,151	28,358	20,339	16,790	14,118	13,301	10,536	10,494	10,000
Average Annual Return, Percent	38.67%	11.46%	11.19%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 22,463	$ 22,463	$ 22,463	16,759	17,379	19,347	13,020	13,990	12,710	12,689	10,834	10,047	10,000
Average Annual Return, Percent	34.03%	9.93%	8.43%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 20,280	$ 20,280	$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712	10,000
Average Annual Return, Percent	31.77%	8.42%	7.33%
Bloomberg US Aggregate Bond C000009997 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000009999 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000185719 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000035176 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040966 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040967 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040968 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Blended Benchmark S000003593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	23.77%	7.05%	6.71%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	$ 21,890	$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Average Annual Return, Percent	36.49%	7.92%	8.15%
Standard And Poors 500 C000010057 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond C000010056 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000035181 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040997 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000010054 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040998 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000249771 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000185731 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Bloomberg US Aggregate Bond C000040996 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 17,322	$ 17,322	$ 17,322	14,225	13,937	16,225	13,519	13,479	11,897	11,926	10,822	10,084	10,000
Average Annual Return, Percent	21.77%	5.15%	5.65%
Blended Benchmark S000003608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	18.32%	4.20%	4.72%
Standard And Poors 500 C000155859 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000010060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000179839 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000040999 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000041000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000041001 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000155860 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000010059 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	$ 23,392	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Average Annual Return, Percent	30.98%	10.14%	8.87%
Bloomberg US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Index
Account Value	$ 12,887	$ 12,887	$ 12,887	11,341	11,035	13,721	13,428	12,543	10,873	11,211	10,836	10,105	10,000
Average Annual Return, Percent	13.63%	0.54%	2.57%
JP Morgan Emerging Markets Bond Index Plus [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Bond Index Plus
Account Value	$ 11,388	$ 11,388	$ 11,388	9,462	8,895	12,807	12,607	12,145	10,943	11,752	11,210	10,046	10,000
Average Annual Return, Percent	20.36%	(1.28%)	1.31%
Bloomberg US High Yield 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield - 2% Issuer Cap Index
Account Value	$ 16,073	$ 16,073	$ 16,073	13,800	12,991	14,722	13,320	12,879	11,883	11,768	10,805	9,809	10,000
Average Annual Return, Percent	16.47%	4.53%	4.86%
Standard And Poors 500 C000048992 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000048994 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000059904 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000068458 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000068459 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000185739 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Standard And Poors 500 C000068460 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	13.00%
Blended Benchmark S000017745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	28.27%	9.97%	9.11%
Bloomberg US TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 14,037	$ 14,037	$ 14,037	10,789	11,371	15,248	10,789	13,722	11,343	11,452	10,653	10,317	10,000
Average Annual Return, Percent	7.70%	2.93%	2.42%
MSCI ACWI Commodity Producers Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Commodity Producers Index (Net)
Account Value	$ 23,808	$ 23,808	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
Average Annual Return, Percent	6.88%	9.04%	3.74%
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 13,184	$ 13,184	$ 13,184	12,182	11,423	11,905	8,638	9,582	9,556	9,650	8,881	8,279	10,000
Average Annual Return, Percent	(1.18%)	6.96%	(0.08%)
MSCI World IMI Core Real Estate Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World IMI Core Real Estate Index (Net)
Account Value	$ 14,770	$ 14,770	$ 14,770	11,288	11,437	12,349	10,874	11,814	10,161	10,600	9,722	9,388	10,000
Average Annual Return, Percent	30.10%	0.46%	3.45%
MSCI ACWI Infrastructure Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Infrastructure Index (Net)
Account Value	$ 14,442	$ 14,442	$ 14,442	13,512	13,147	11,240	6,797	9,368	9,830	9,495	8,262	7,490	10,000
Average Annual Return, Percent	30.84%	4.57%	3.98%
Forty Bloomberg US TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Account Value	$ 12,702	$ 12,702	$ 12,702	$ 11,794	$ 11,691	$ 12,595	$ 11,766	$ 10,996	$ 10,289	$ 10,352	$ 10,337	$ 9,876	$ 10,000
Blended Benchmark S000029045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	11.01%	5.72%	3.35%